Prepaid land use rights	12 Months Ended
Dec. 31, 2015
Prepaid land use rights
Prepaid land use rights

14.  Prepaid land use rights

The prepaid land use rights of the Group represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 40 or 50 years.

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Cost	491,638	491,638
Less: accumulated amortization	(43,019)	(53,082)

Net book value	448,619	438,556

Current portion of prepaid land use rights (recorded in other current assets)	10,063	10,063
Non-current portion of prepaid land use rights	438,556	428,493

Total	448,619	438,556

As of December 31, 2015, the Group pledged its land use right with the net book value of RMB 10,454 to secure a short-term bank borrowing of RMB 35,000 from Bank of Jiangsu; the Group pledged its land use right with the net book value of RMB 25,500 to secure a short-term bank borrowing of RMB 52,468 from Bank of Construction; the Group pledged its land use of right with the net book value of RMB 209,332 to secure a long-term entrusted loan of RMB 1,440,000 from Industrial and Commercial Bank of China; the Group pledged its land use right with the net book value of RMB 72,488 to secure a long-term bank borrowing of RMB 22,900 from Agriculture Bank of China.